LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) (USD $)	12 Months Ended							3 Months Ended				3 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Total Recorded Investment [Member]	Dec. 31, 2012 Total Recorded Investment [Member]	Dec. 31, 2013 Accrued Interest Included in Recorded Investment [Member]	Dec. 31, 2012 Accrued Interest Included in Recorded Investment [Member]	Jun. 30, 2013 Commercial [Member]	Jun. 30, 2013 Commercial [Member] Income Producing - Real Estate [Member]	Dec. 31, 2013 Commercial [Member] Income Producing - Real Estate [Member]	Dec. 31, 2012 Commercial [Member] Income Producing - Real Estate [Member]	Jun. 30, 2013 Commercial [Member] Land, Land Development and Construction Real Estate [Member]	Dec. 31, 2013 Commercial [Member] Land, Land Development and Construction Real Estate [Member]	Dec. 31, 2012 Commercial [Member] Land, Land Development and Construction Real Estate [Member]	Jun. 30, 2013 Commercial [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Commercial [Member] Commercial and Industrial [Member]	Dec. 31, 2012 Commercial [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Mortgage [Member] 1-4 Family [Member]	Dec. 31, 2012 Mortgage [Member] 1-4 Family [Member]	Dec. 31, 2013 Mortgage [Member] Resort Lending [Member]	Dec. 31, 2012 Mortgage [Member] Resort Lending [Member]	Dec. 31, 2013 Mortgage [Member] Home Equity - 1st Lien [Member]	Dec. 31, 2012 Mortgage [Member] Home Equity - 1st Lien [Member]	Dec. 31, 2013 Mortgage [Member] Home Equity - 2nd Lien [Member]	Dec. 31, 2012 Mortgage [Member] Home Equity - 2nd Lien [Member]	Dec. 31, 2013 Installment [Member] Home Equity - 1st Lien [Member]	Dec. 31, 2012 Installment [Member] Home Equity - 1st Lien [Member]	Dec. 31, 2013 Installment [Member] Home Equity - 2nd Lien [Member]	Dec. 31, 2012 Installment [Member] Home Equity - 2nd Lien [Member]	Dec. 31, 2013 Installment [Member] Loans Not Secured By Real Estate [Member]	Dec. 31, 2012 Installment [Member] Loans Not Secured By Real Estate [Member]	Dec. 31, 2013 Installment [Member] Others 2 [Member]	Dec. 31, 2012 Installment [Member] Others 2 [Member]	Dec. 31, 2013 Payment Plan Receivables [Member] Full Refund [Member]	Dec. 31, 2012 Payment Plan Receivables [Member] Full Refund [Member]	Dec. 31, 2013 Payment Plan Receivables [Member] Partial Refund [Member]	Dec. 31, 2012 Payment Plan Receivables [Member] Partial Refund [Member]	Dec. 31, 2013 Payment Plan Receivables [Member] Others [Member]	Dec. 31, 2012 Payment Plan Receivables [Member] Others [Member]
Non performing loans [Abstract]
Non-accrual loans	$ 17,905,000	$ 32,929,000		$ 17,905,000	$ 32,929,000	$ 0	$ 0			$ 1,899,000	$ 5,611,000		$ 1,036,000	$ 4,062,000		$ 2,434,000	$ 5,080,000	$ 6,594,000	$ 9,654,000	$ 2,668,000	$ 4,861,000	$ 415,000	$ 529,000	$ 689,000	$ 685,000	$ 938,000	$ 1,278,000	$ 571,000	$ 675,000	$ 638,000	$ 390,000	$ 0	$ 0	$ 20,000	$ 57,000	$ 3,000	$ 38,000	$ 0	$ 9,000
Loans 90 days or more past due and still accruing interest	0	7,000		0	7,000	0	0			0	0		0	0		0	0	0	7,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Non-performing Loans	17,905,000	32,936,000		17,905,000	32,936,000	0	0			1,899,000	5,611,000		1,036,000	4,062,000		2,434,000	5,080,000	6,594,000	9,661,000	2,668,000	4,861,000	415,000	529,000	689,000	685,000	938,000	1,278,000	571,000	675,000	638,000	390,000	0	0	20,000	57,000	3,000	38,000	0	9,000
Accrued Interest	1,200,000	2,300,000	3,200,000
Interest Income	100,000	100,000	100,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	7,000		0	7,000	0	0			0	0		0	0		0	0	0	7,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Non-Accrual	17,905,000	32,929,000		17,905,000	32,929,000	0	0			1,899,000	5,611,000		1,036,000	4,062,000		2,434,000	5,080,000	6,594,000	9,654,000	2,668,000	4,861,000	415,000	529,000	689,000	685,000	938,000	1,278,000	571,000	675,000	638,000	390,000	0	0	20,000	57,000	3,000	38,000	0	9,000
Total Non-performing Loans	17,905,000	32,936,000		17,905,000	32,936,000	0	0			1,899,000	5,611,000		1,036,000	4,062,000		2,434,000	5,080,000	6,594,000	9,661,000	2,668,000	4,861,000	415,000	529,000	689,000	685,000	938,000	1,278,000	571,000	675,000	638,000	390,000	0	0	20,000	57,000	3,000	38,000	0	9,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days				11,857,000	16,980,000	100,000	146,000			1,014,000	3,734,000		781,000	336,000		1,155,000	2,522,000	3,750,000	4,429,000	698,000	748,000	172,000	453,000	663,000	442,000	557,000	599,000	536,000	430,000	833,000	899,000	22,000	24,000	1,364,000	2,249,000	190,000	112,000	122,000	3,000
Loans Past Due 60 to 89 days				3,689,000	3,971,000	26,000	43,000			428,000	609,000		129,000	0		1,665,000	654,000	224,000	1,115,000	234,000	370,000	0	51,000	73,000	32,000	134,000	140,000	136,000	125,000	281,000	259,000	12,000	12,000	349,000	552,000	20,000	46,000	4,000	6,000
Loans Past Due 90+ days				13,988,000	24,098,000	0	0			878,000	2,826,000		256,000	1,176,000		318,000	1,913,000	6,594,000	9,661,000	2,668,000	4,861,000	415,000	529,000	689,000	685,000	938,000	1,278,000	571,000	675,000	638,000	390,000	0	0	20,000	57,000	3,000	38,000	0	9,000
Total				29,534,000	45,049,000	126,000	189,000			2,320,000	7,169,000		1,166,000	1,512,000		3,138,000	5,089,000	10,568,000	15,205,000	3,600,000	5,979,000	587,000	1,033,000	1,425,000	1,159,000	1,629,000	2,017,000	1,243,000	1,230,000	1,752,000	1,548,000	34,000	36,000	1,733,000	2,858,000	213,000	196,000	126,000	18,000
Loans not Past Due				1,349,615,000	1,378,919,000	4,453,000	4,640,000			249,313,000	215,623,000		30,670,000	41,750,000		350,251,000	347,807,000	270,855,000	279,132,000	142,356,000	164,414,000	18,214,000	18,003,000	41,304,000	44,806,000	25,513,000	30,368,000	36,701,000	38,956,000	123,295,000	113,751,000	2,577,000	2,689,000	46,344,000	77,335,000	4,840,000	4,119,000	7,382,000	166,000
Total Loans	1,374,570,000	1,419,139,000		1,379,149,000	1,423,968,000	4,579,000	4,829,000			251,633,000	222,792,000		31,836,000	43,262,000		353,389,000	352,896,000	281,423,000	294,337,000	145,956,000	170,393,000	18,801,000	19,036,000	42,729,000	45,965,000	27,142,000	32,385,000	37,944,000	40,186,000	125,047,000	115,299,000	2,611,000	2,725,000	48,077,000	80,193,000	5,053,000	4,315,000	7,508,000	184,000
Sale of certain commercial watch, substandard and Non-performing loans [Abstract]
Watch, substandard and non-performing loans sold, book balance								$ 8,601,000	$ 4,570,000			$ 401,000			$ 3,630,000